Note 3 - Investment Securities	6 Months Ended
Jun. 30, 2022
Notes
Note 3 - Investment Securities

Note 3 – Investment Securities

Debt securities available-for-sale are carried at estimated fair value. Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity. The amortized cost and estimated fair values of these debt securities were as follows:

	As of June 30, 2022		As of December 31, 2021
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available-for-Sale
Obligations of states and political subdivisions	$ 251,697,076	$ 223,381,877	$ 248,858,502	$ 261,183,377
Corporate securities	130,316	380,359	130,316	418,548
	$ 251,827,392	$ 223,762,236	$ 248,988,818	$ 261,601,925

Gross unrealized losses on investment securities totaled $29.8 million and $1.0 million at June 30, 2022 and December 31, 2021, respectively. The following table provides an analysis of investment securities in an unrealized loss position for which an allowance for credit losses is unnecessary as of June 30, 2022 and December 31, 2021:

	Less than 12 Months		12 Months or Longer		Total
June 30, 2022	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 138,251,691	$ (23,555,207)	$ 12,823,897	$ (6,240,226)	$ 151,075,588	$(29,795,433)

	Less than 12 Months		12 Months or Longer		Total
December 31, 2021	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 41,660,651	$ (896,338)	$ 652,921	$ (52,078)	$ 42,313,572	$ (948,416)

The previous two tables represent 171 and 34 investments held by the Company at June 30, 2022 and December 31, 2021, respectively, the majority of which are rated “A” or higher by Moody’s and/or Standard & Poor’s. The unrealized losses on the Company’s investments listed in the above table were primarily the result of interest rate and market fluctuations. Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis.  Management concluded that an allowance for credit losses was not required at June 30, 2022 or at December 31, 2021.

No securities were sold to date in 2022.  Additionally, the Company sold no securities during the year ended December 31, 2021.  Proceeds from redemption of investments due the exercise of call provisions by the issuers thereof and regularly scheduled maturities totaled $12.6 million with a net gain of $0.3 million and $15.9 million with a net gain of $0.3 million as of June 30, 2022 and December 31, 2021 respectively.

The Company’s insurance subsidiaries internally designate certain investments as restricted to cover their policy reserves and loss reserves. Funds are held in separate trusts for the benefit of each insurance subsidiary at U.S. Bank National Association ("US Bank"). US Bank serves as trustee under trust agreements with the Company's property and casualty insurance company subsidiary (“Frandisco P&C”), as grantor, and American Bankers Insurance Company of Florida, as beneficiary. At June 30, 2022, these trusts held $40.7 million in available-for-sale investment securities at market value. US Bank also serves as trustee under trust agreements with the Company's life insurance company subsidiary (“Frandisco Life”), as grantor, and American Bankers Life Assurance Company, as beneficiary. At June 30, 2022, these trusts held $23.4 million in available-for-sale investment securities at market value. The amounts required to be held in each trust change as required reserves change. All earnings on assets in the trusts are remitted to the Company's insurance subsidiaries.